ACQUISITION OF S AND S BEVERAGE, INC. (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 21, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 10, 2021
Business Acquisition [Line Items]
Aggregate acquisition payments					$ 1,633,000
Payments to acquire businesses gross					340,000
Business combination consideration transferred liabilities incurred					$ 1,050,000
S And S Beverage Inc [Member]
Business Acquisition [Line Items]
Common stock issued for acquisition, shares	9,000,000			9,000,000	9,000,000
Aggregate acquisition payments	$ 1,050,000
Business combination contingent consideration asset	89,249
Payments to acquire businesses gross	$ 400,000		$ 8,586		$ 400,000
Share price	$ 2.00				$ 0.27	$ 2.00
Business combination consideration transferred liabilities incurred			666,731		$ 675,317
Business combination price of acquisition expected			60,000
Revenue		$ 209,861	368,879
Loss from operations		10,258	95,923
Net loss		$ 5,675	$ 89,116